Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Asset Acquisition [Abstract]
Summary of Acquisition Date Fair Value of the Consideration Transferred
The consideration paid was comprised of common stock and contingent consideration as follows (in thousands):

Fair value of Class A common stock	$17,015
Contingent consideration - restricted stock	3,842
Contingent consideration - milestones	8,464

Total FGen consideration	$29,321

The following table summarizes the preliminary acquisition date fair value of the consideration transferred for Dutch DNA (in thousands):

Cash	$11,451
Fair value of Class A common stock	15,087
Contingent consideration	8,760

Total Dutch DNA consideration	$35,298

Summary of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary acquisition date fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash and cash equivalents	$1,430
Accounts receivable	144
Other non-current assets	10
Property and equipment	146
Intangible assets (1)	21,100
Goodwill (2)	11,001
Accounts payable and accrued expenses	(29)
Deferred revenue	(104)
Deferred tax liability	(4,377)

Net assets acquired	$29,321

(1)	Estimated useful life of 15 years.
(2)	Non-deductible for tax purposes.

The following table summarizes the acquisition date fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash	$387
Accounts receivable	149
Prepaid expenses and other current assets	170
Property, plant and equipment	234
Intangibles (1)	20,500
Goodwill (2)	15,177
Accounts payable	(194)
Accrued expenses and other current liabilities	(137)
Other non-current liabilities	(988)

Net assets acquired	$35,298

(1)	Estimated useful life of 15 years.
(2)	Non-deductible for tax purposes.